RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 12:-	RELATED PARTIES BALANCES AND TRANSACTIONS

a.
On June 8, 2023, the Company’s shareholders approved the grant of options to purchase an aggregate of 450 shares to two current board members, and to the chairman of the board of directors. The valuation of the option on the grant date was $174. (Note 9d2)

b.
On July 18, 2024, the Company’s shareholders approved the grant of options to purchase an aggregate of 1,953 shares to four board members, and to the chairman of the board of directors. The valuation of the option on the grant date was $27. (Note 9d2)

c.
On October 10, 2024, the Company’s shareholders approved the grant of options to purchase an aggregate of 311 shares to a board member, and to the chairman of the board of directors. The valuation of the option on the grant date was $1. (Note 9d2)

d.
On February 20, 2025, the Company’s shareholders approved the grant of options to purchase an aggregate of 33,514 shares to two board members, to the chairman of the board of directors and to three officers. The valuation of the option on the grant date was $550. (Note 9d2)

e.
On November 24, 2025, the Company’s shareholders approved the grant of options to purchase an aggregate of 311 shares to a board member, and to the chairman of the board of directors. The valuation of the option on the grant date was $1. (Note 9d2)

Balances with related parties:

	Year ended December 31,
	2025	2024	2023
Employees accrued salaries and bonuses	$82	$244	$324
Directors accrued fees expenses	28	54	33
	$110	$298	$357

Transactions with related parties:

	Year ended December 31,
	2025	2024	2023
Amounts charged to:
Research and development payroll expenses	$479	$528	$528
General and administrative payroll and directors’ fees expenses	$1,402	$1,322	$1,676